SCHEDULE OF BANK BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total	$ 5,019	$ 12,037
Within 12 months [Member]
Short-Term Debt [Line Items]
Total	4,588	8,862
Over 1 year [Member]
Short-Term Debt [Line Items]
Total	$ 431	$ 3,175
Minimum [Member]
Short-Term Debt [Line Items]
Terms of repayments	12 months	12 months
Annual interest rate	2.50%	2.50%
Maximum [Member]
Short-Term Debt [Line Items]
Terms of repayments	5 years	5 years
Annual interest rate	3.50%	3.50%
Term Loan [Member]
Short-Term Debt [Line Items]
Total	$ 1,521	$ 2,502
Term Loan [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Terms of repayments	2
Annual interest rate	2.50%
Term Loan [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Terms of repayments	5 years
Annual interest rate	3.50%
Trust Receipts [Member]
Short-Term Debt [Line Items]
Total	$ 3,498	6,826
Terms of repayments	Within 12 months
Annual interest rate	6.34%
Bank Overdraft [Member]
Short-Term Debt [Line Items]
Total		281
Terms of repayments	Within 12 months
Annual interest rate
Mortgage Loan [Member]
Short-Term Debt [Line Items]
Total		$ 2,428
Terms of repayments	10 years
Annual interest rate